Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,079,205)	$ (978,540)	$ (3,807,211)	$ (2,026,437)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	85,601	55,857	256,459	203,775
Provision for losses on accounts receivable	50,600	(8,900)	50,600	57,600
Provision (recovery) for inventory reserve			(32,000)	(26,800)
Stock-based compensation	32,491	57,638	18,367	195,545
(Increase) decrease in:
Short-term investments, restricted	0	(202)	(202)	(4,776)
Accounts receivable	(559,604)	(306,849)	(1,091,242)	(1,358,611)
Inventory	(129,464)	(49,077)	62,229	(760,836)
Unbilled revenue	(71,710)	(354,625)	(646,398)	0
Due from related party	(306,305)	55,837	55,837	243,902
Prepaid assets and other current assets	(135,875)	92,803	62,833	(290,130)
Other assets	32,000	0	(33,000)	(4,000)
Increase (decrease) in:
Accounts payable	(474,002)	310,898	1,187,036	338,796
Accrued expenses	267,898	198,618	331,632	80,459
Deferred revenue	(119,667)	760,535	(2,186)	127,523
Interest payable, related party	452,490	(110,511)	83,560	71,208
Due to related party	(198,450)	20,802	119,667	0
Net cash used in operating activities	(2,153,202)	(255,716)	(3,384,019)	(3,152,782)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(55,964)	(313,002)	(202,700)	(219,711)
Purchases of intangible assets	(36,422)	(323,391)	(397,950)	(164,296)
Cash paid for asset acquisition			(497,800)	0
Sale of short-term investments			182,061	506,345
Net cash provided by (used in) investing activities	(676,106)	(636,393)	(916,389)	122,338
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments made on demand notes payable, related party	2,950,000	0	37,500	0
Proceeds from payments on receivable from shareholder			0	105,000
Proceeds from issuance of demand notes payable, related party			1,650,000	300,000
Proceeds from sale of common stock, net of costs			5,966,805	680,000
Proceeds from exercise of stock options	6,300	0	3,000	0
Proceeds from issuance of convertible debentures			3,000,000	0
Payments from debt issuance costs			(140,433)	0
Purchase of restricted stock			(350)	(337)
Proceeds from sale of subsidiary common stock	6,000	0	0	500,000
Net cash provided by financing activities	(2,937,700)	0	10,441,522	1,584,663
Net increase (decrease) in cash and cash equivalents	(5,767,008)	(892,109)	6,141,114	(1,445,781)
Cash and cash equivalents, beginning of the year	7,713,899	1,572,785	1,572,785	3,018,566
Cash and cash equivalents, end of the year	1,946,891	680,676	7,713,899	1,572,785
Supplemental disclosures of cash flows information:
Interest Paid	233,220	0	55,639	0
Non-cash investing and financing activities:
Conversion of accrued convertible debenture interest into common stock			11,280	6,100
Conversion of related party notes to common stock			90,967	100,000
Settlement of shareholder receivable			0	240,000
Payments to Acquire Short-term Investments	$ 583,720	$ 0